Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2021
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of June 30, 2021 and December 31, 2020, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade receivables	224,360	258,088
Tax receivables	52,221	50,663
Prepayments	29,291	12,074
Other accounts receivable	6,322	10,910
Total	312,194	331,735